INVESTMENT IN UNCONSOLIDATED JOINT VENTURE (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Balance Sheet and Statement of Income for Office De Mexico

The following tables provide summarized information from the balance sheets and statements of income for Office Depot de Mexico:

(In thousands)	December 29, 2012	December 31, 2011
Current assets	$377,405	$303,404
Non-current assets	333,788	295,033
Current liabilities	219,774	199,588
Non-current liabilities	7,344	5,895

(In thousands)	2012	2011	2010
Sales	$1,144,020	$1,114,201	$961,616
Gross profit	347,866	326,804	283,189
Net income	63,183	61,951	61,269